Equity Based Compensation (Assumptions Used In Valuing Options) (Details)	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010 Y		Dec. 31, 2009 Y
Equity Based Compensation [Abstract]
Expected term of options, minimum	5.50	[1]	6.20	[1]	5.50	[1]
Expected term of options, maximum	6.25	[1]	6.25	[1]	6.25	[1]
Expected volatility - range used, minimum	48.18%		53.18%		42.96%
Expected volatility - range used, maximum	64.51%		55.90%		51.55%
Expected volatility - weighted average	48.04%		53.46%		43.71%
Expected dividend yield - range used, minimum	5.05%		4.97%		5.73%
Expected dividend yield - range used, maximum	5.77%		6.14%		10.60%
Expected dividend yield - weighted average	5.02%		6.12%		9.36%
Risk-free interest rate, minimum	0.97%		1.82%		1.90%
Risk-free interest rate, maximum	2.55%		2.81%		2.80%

[1]	We use the simplified method to determine the estimated life of our option awards as sufficient historical exercise data is unavailable. Under the simplified method the expected term is calculated as the midpoint between the vesting and the end of the contractual term of the option.